Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Aug. 31, 2019 CAD ($) Share Year	Aug. 31, 2018 Share	Aug. 31, 2017 Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement	1,554,000	308,550	438,228
Options outstanding 1 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement	1,554,000
Number of share options exercisable in share-based payment arrangement	388,500
Exercise price of outstanding share options | $	$ 26.10
Weighted average remaining contractual life of outstanding share options | Year	4.61